CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,172,584		$ 1,474,886	¥ 7,523,108
Time deposits	4,767,972		691,291	7,632,334
Restricted cash	14,803		2,146
Accounts receivable, net	1,328,584		192,627	1,382,328
Amount due from related parties	1,594,920		231,242	2,041,316
Prepayments and other current assets	1,950,573		282,806	2,807,048
Short-term investments	4,623,452		670,338	15,060,722
Total current assets	24,452,888		3,545,336	36,446,856
Non-current assets:
Property and equipment, net	1,227,163		177,922	1,350,256
Production cost, net	1,929,622		279,769	1,083,772
Intangible assets, net	4,326,790		627,326	3,835,600
Deferred tax assets	43,591		6,320	36,355
Goodwill	2,725,130		395,107	2,338,303
Long-term investments, net	5,651,018		819,321	5,502,524
Other long-term assets	1,474,368		213,762	1,459,485
Total non-current assets	17,377,682		2,519,527	15,606,295
Total assets	41,830,570		6,064,863	52,053,151
Current liabilities:
Accounts payable	4,291,656		622,232	4,360,906
Salary and welfare payable	1,401,526		203,202	995,451
Taxes payable	316,244		45,851	203,770
Short-term loan and current portion of long-term debt	6,621,386		960,011	1,232,106
Deferred revenue	2,819,323		408,763	2,645,389
Accrued liabilities and other payables	1,534,962		222,548	2,416,955
Amount due to related parties	108,307	[1]	15,703	216,434	[1]
Total current liabilities	17,093,404		2,478,310	12,071,011
Non-current liabilities:
Long-term debt	8,683,150		1,258,938	17,784,092
Other long-term liabilities	814,429		118,082	481,982
Total non-current liabilities	9,497,579		1,377,020	18,266,074
Total liabilities	26,590,983		3,855,330	30,337,085
Commitments and contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	36,623,161		5,309,859	35,929,961
Statutory reserves	36,173		5,245	24,621
Accumulated other comprehensive (loss)/income	58,110		8,425	(279,862)
Accumulated deficit	(21,479,900)		(3,114,288)	(13,971,304)
Total Bilibili Inc.'s shareholders' equity	15,237,828		2,209,278	21,703,667
Noncontrolling interests	1,759		255	12,399
Total shareholders' equity	15,239,587		2,209,533	21,716,066
Total liabilities and shareholders' equity	41,830,570		6,064,863	52,053,151
Class Y Ordinary Shares
Shareholders' equity
Ordinary shares	52		8	52
Class Z Ordinary Shares
Shareholders' equity
Ordinary shares	¥ 201		$ 29	¥ 199

[1]	The balances as of December 31, 2021 and 2022 mainly represent considerations related to long-term investments, which are non-trade in nature.